RESTATED AND AMENDED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Restated And Amended Financial Statements
Restated and amended financial statements
	As at December 31, 2018
	Previously Reported		Adjustments		As Restated
	$		$		$

Deferred loss on derivatives		-		951,792		951,792
Derivative Liability		-		733,339		733,339
Convertible Promissory Notes – Current		636,890		(611,349)		25,541
Convertible Promissory Notes Payable – Non-Current		11,961		(11,961)		-
Promissory Notes		-		209,755		209,755
Share Capital		6,047,999		32,152		6,080,151
Retained Earnings		(6,298,936)		599,857		(5,699,079)

Amended and restated consolidated statement of comprehensive loss:

	Year ended December 31, 2018
	Previously Reported		Adjustments		As Restated
	$		$		$

Accounting, Audit, and Legal		100,144		(17,669)		82,475
Accretion Expense		-		7,039		7,039
Interest and Bank Charges		189,375		9,283		198,658
Foreign Exchange (Loss) Gain		(26,711)		64,393		37,682
Change in Fair Value on Derivative Instruments		-		534,118		534,118
Loss per share, basic and diluted		$0.01				$0.01

Amended and restated consolidated statement of cash flows:

	Year ended December 31, 2018
	Previously Reported		Adjustment		As Restated
	$		$		$

Net Loss for the Year		(1,122,820)		599,857		(522,963)

Non-Cash Items
Change in Fair Value on Derivative Instruments		-		(534,118)		(534,118)
Accrued Interest on Convertible Promissory Notes		-		195,412		195,412
Accretion Expenses		-		7,039		7,039
Original Issue Discounts on Promissory Notes		36,653		(36,653)		-
Unrealized Foreign Exchange (Gain) Loss		58,346		(136,196)		(77,850)
Fees and Interest on Convertible Promissory Notes		186,128		(186,128)		-
Change in Non-Cash Working Capital Accounts		104,828		(1)		104,827
Net Proceeds on Issuance of Promissory Notes		686,590		108,457		795,047